INCOME TAXES (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Deferred income tax expense (benefit)
U.S. federal					$ (19,312,000)		$ (2,862,000)	$ (3,199,000)
Total deferred tax expense (benefit)					(19,312,000)		(2,862,000)	(3,199,000)
Total income tax expense (benefit)					(19,312,000)		(2,862,000)	(3,199,000)
Valuation allowance		188,000,000			188,000,000
Valuation allowance, tax effected		(69,400,000)			(69,400,000)		(51,523,000)	(23,589,000)
Reconciliation of income tax expense (benefit)
Income tax expense (benefit) at statutory U.S. rate					(48,639,000)		(20,887,000)	(7,984,000)
State income taxes					(2,732,000)		(1,194,000)	0
Effect of permanent differences					(555,000)		419,000	386,000
Tax effect of non-controlled					797,000		0	0
Other					7,000		0	0
Change in valuation allowance					31,810,000		18,800,000	4,399,000
Income Tax Expense (Benefit), Continuing Operations					(19,312,000)		(2,862,000)	(3,199,000)
Discontinued operations					(2,283,000)		2,166,000	3,199,000
Total tax expense (benefit)					(21,595,000)		(696,000)	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Domestic					(138,968,000)		(59,676,000)	(22,812,000)
Foreign					0		0	0
Loss from continuing operations before income tax					(138,968,000)		(59,676,000)	(22,812,000)
Income (loss) from discontinued operations					(23,054,000)		(17,432,000)	2,481,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					3,706,000		0	6,660,000
Gain (loss) on sale of discontinued operations, net of tax	4,325,000	185,000	0	(2,101,000)	2,409,000		0	4,329,000
Loss before income tax					(158,316,000)		(77,108,000)	(13,671,000)
Deferred tax assets:
Net operating loss carry forwards		193,310,000			193,310,000		62,923,000	21,520,000
Share-based compensation		7,950,000			7,950,000		10,247,000	3,091,000
Depletion carryforwards		997,000			997,000		972,000	972,000
Tax credits		53,000			53,000		26,340,000	0
Other		532,000			532,000		7,475,000	1,691,000
Deferred tax liabilities:
Property and equipment		(206,650,000)			(206,650,000)		(111,015,000)	(3,685,000)
Valuation allowances
Tax credits		(53,000)			(53,000)		(26,340,000)	0
Depletion carryforwards		(997,000)			(997,000)		(972,000)	0
Deferred Tax Assets, Valuation Allowance, Other							(13,406,000)
Net deferred tax		(74,258,000)			(74,258,000)		(95,299,000)	0
Current deferred tax asset (liability)		0			0		0
Non-current deferred tax asset (liability)		(74,258,000)			(74,258,000)		(95,299,000)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	3,879,000				0		0	0
Change in unrecognized tax benefits taken during a prior period					0		0	0
Change in unrecognized tax benefits taken during the current period (netted against the US net operating loss)					3,879,000		0	0
Decreases in unrecognized tax benefits from settlements with taxing authorities					0		0	0
Reductions to unrecognized tax benefits from lapse of statutes of limitations					0		0	0
Unrecognized tax benefits at December 31		3,879,000			3,879,000		0	0
NOL from excess stock based compensation deductions
Deferred income tax expense (benefit)
Net operating loss carry forwards		20,000,000			20,000,000
NOL from corporate acquisitions
Deferred income tax expense (benefit)
Net operating loss carry forwards		44,000,000			44,000,000
Deferred tax assets:
Net operating loss carry forwards		16,000,000			16,000,000
U.S. federal income tax
Deferred income tax expense (benefit)
Net operating loss carry forwards		473,000,000			473,000,000
Depletion carryover		2,600,000			2,600,000
Depletion carryover, tax effected		1,000,000			1,000,000
Deferred tax assets:
Net operating loss carry forwards		178,000,000			178,000,000
Foreign
Deferred income tax expense (benefit)
Net operating loss carry forwards		58,000,000			58,000,000
NOL carryforwards subject to limitations		15,000,000			15,000,000
NOL carrforwards subject to limitations, tax effected		3,700,000			3,700,000
NOL, valuation allowance		15,000,000			15,000,000
Deferred tax assets:
Net operating loss carry forwards		15,000,000			15,000,000
Hunter Disposal LLC [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					3,700,000
Gain (loss) on sale of discontinued operations, net of tax					$ 2,409,000	[1]	$ 0

[1]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.